PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 320,902	$ 222,550
Less accumulated depreciation and amortization	105,250	97,514
Total premises and equipment	215,652	125,036
Operating Leases, Rent Expense	9,100	7,100	$ 7,900
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	57,701	41,711
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	161,817	104,576
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	66,567	55,165
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	29,086	19,377
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 5,731	$ 1,721